SEMIANNUAL REPORT
--------------------------------------------------------------------------------

                                    Sovereign
                                    Bond Fund

                                NOVEMBER 30, 1997

                           [LOGO] JOHN HANCOCK FUNDS
                                  A Global Investment Management Firm

                     ---------------------------------------

                                    TRUSTEES
                             EDWARD J. BOUDREAU, JR.
                              DENNIS S. ARONOWITZ*
                            RICHARD P. CHAPMAN, JR.*
                              WILLIAM J. COSGROVE*
                               DOUGLAS M. COSTLE*
                                LELAND O. ERDAHL*
                               RICHARD A. FARRELL*
                                 GAIL D. FOSLER*
                               WILLIAM F. GLAVIN*
                                 ANNE C. HODSDON
                               DR. JOHN A. MOORE*
                             PATTI MCGILL PETERSON*
                                 JOHN W. PRATT*
                               RICHARD S. SCIPIONE
                               EDWARD J. SPELLMAN*
                         *Members of the Audit Committee

                                    OFFICERS
                             EDWARD J. BOUDREAU, JR.
                      Chairman and Chief Executive Officer
                               ROBERT G. FREEDMAN
                                Vice Chairman and
                            Chief Investment Officer
                                 ANNE C. HODSDON
                                    President
                                 JAMES B. LITTLE
                            Senior Vice President and
                             Chief Financial Officer
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                               JAMES J. STOKOWSKI
                          Vice President and Treasurer
                                THOMAS H. CONNORS
                            Second Vice President and
                               Compliance Officer

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                           BOSTON, MASSACHUSETTS 02116

                                 TRANSFER AGENT
                      JOHN HANCOCK SIGNATURE SERVICES, INC.
                         1 JOHN HANCOCK WAY, SUITE 1000
                        BOSTON, MASSACHUSETTS 02217-1000

                               INVESTMENT ADVISER
                           JOHN HANCOCK ADVISERS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                              PRINCIPAL DISTRIBUTOR
                            JOHN HANCOCK FUNDS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                                  LEGAL COUNSEL
                                HALE AND DORR LLP
                                 60 STATE STREET
                        BOSTON, MASSACHUSETTS 02109-1803

                     ---------------------------------------

===============================CHAIRMAN'S MESSAGE===============================

DEAR FELLOW SHAREHOLDERS:

The financial markets in 1997 have been anything but dull. Bond investors have enjoyed the benefits of a strong economy with no inflation. Stock investors have been treated to record-breaking performance by the Dow Jones Industrial Average, but with record-breaking volatility. After two years of strong advances with relatively minor swings, the stock market's recent sharp drops and enormous rebounds have caused a fair share of investor concern.

[A 1 1/4" x 1" photo of Edward J. Boudreau Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.]

    The latest round came in October and was largely due to uncertainty in foreign markets. Southeast Asia sneezed and the rest of the world caught a cold. On October 27, the Dow experienced its largest one-day point decline, dropping 554 points. In percentage terms, however, that roughly 7% decline didn't even register on the list of 10 largest drops. The next day, the market bounced right back, as the Dow had a record one-day vault of 337 points. In short order, the U.S. market had stabilized, yet many markets remained edgy as investors sorted out the Asian turmoil and its implications on economic growth, interest rates and corporate earnings.

    In the face of such uncertainty, a trusted investment professional can be your best ally. Now, more than ever, your investment professional can help you take the emotion out of investment decisions. At a time when your instincts might have you react to the heat of the market's moment, your investment professional can serve as an objective voice to put current events in a longer-term perspective. He or she can also help you evaluate your investments in any market environment to ensure that they fit your risk tolerance and time horizons. On an ongoing basis, your investment professional is there for you to check out new investment ideas or to get an informed opinion about current economic and market conditions.

    We encourage you to take advantage of this important resource. Working together, you can draw up a detailed road map to help reach your financial destination regardless of the conditions along the way.

Sincerely,


/s/ Edward J. Boudreau, Jr.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

                     BY JAMES K. HO, CFA, PORTFOLIO MANAGER

                                  John Hancock
                               Sovereign Bond Fund

               Tame inflation, moderate economy trigger bond rally

Bond investors fared well over the last six months, as interest rates mostly moved down and prices rose. When the period began in June, bonds were rallying on economic data that suggested growth was slowing from its torrid first-quarter pace and that inflation remained tame. In mid July, however, volatility increased and bonds had a setback when monthly economic data suggested the economy was picking up steam. Yet for all investors' fears, inflation remained dormant, and bonds turned upward again in early September and maintained their march through the period's end. In large part the bond surge reflected the market's growing confidence in the notion that the Federal Reserve was not going to raise interest rates again to slow down the economy, given its moderating pace and subdued inflation. Other factors keeping the Fed neutral were the strength of the U.S. dollar, which eroded the overseas profits of multinational companies, and the credit and currency woes that struck Southeast Asia in the summer. These events served to further ease U.S. inflation fears.

    Yet the shock waves in the Pacific Rim reverberated throughout world markets in October, after the fears of currency devaluations spread to Latin America. As equity markets plunged worldwide, investors in a classic "flight to safety" headed for the security of the more stable U.S. market, and U.S. Treasury bonds in particular. In this brief period, U.S. corporate bonds -- both investment-grade and lower-rated high-yield bonds -- saw their prices drop sharply compared to Treasuries, cutting short their uphill charge. Emerging-market bonds were hardest hit by the turbulence. By the end of November, however, stability returned to most of the U.S. corporate market,

"Bond investors fared well over the last six months..."

[A 2 1/4" x 3 1/4" photo of Fund management team at bottom right. Caption reads:
"Jim Ho (seated) and Fund management team members (l-r): Lester Duke, Beverly Cleathero, Seth Robbins and Linda Carter."]

================================================================================

                    John Hancock Funds - Sovereign Bond Fund

--------------------------------------------------------------------------------
TOP FIVE BOND SECTORS

[Chart with the heading "Top Five Bond Sectors" at top of left hand column. The chart lists five sectors: 1) U.S. Government & Agencies 29% 2) Banks/Financials 22% 3) Utilities 13% 4) Media 7% 5) Transport 6%. A footnote below states: "As a percentage of net assets on November 30, 1997."]

As a percentage of net assets on November 30, 1997
--------------------------------------------------------------------------------

while uncertainty still abounded in the emerging markets.

    Despite the late-period turbulence, it was a rewarding time for bond investors, and John Hancock Sovereign Bond Fund was no exception. For the six months ended November 30, 1997, the Fund's Class A and Class B shares posted total returns of 6.38% and 6.01%, respectively, at net asset value. Those results were in line with the 6.58% return of the average corporate debt A-rated fund, according to Lipper Analytical Services, Inc.(1) Longer-term performance can be found on pages six and seven.

Timely moves, defensive strategy pay off

We believe that the key to the Fund's steady long-term performance lies in our in-depth research analysis that helps us both anticipate market moves and know which credits to buy and to avoid. What's more, we maintain such a highly diversified portfolio that the Fund feels the effects less when any sector or specific credit has a downturn.

    Our timely moves this period helped us successfully maneuver through the late-period pitfalls. We sold some of our corporate bonds in anticipation that their prices, which had risen steadily with the robust U.S. economy, would begin to come down as turbulence increased. In particular, we avoided the most volatile emerging markets, including Thailand, Malaysia and Korea, by selling our small positions there ahead of the worst turmoil. In early summer, for example, we sold a Bangkok Bank bond for only slightly less than what we had paid for it earlier in the year. By the end of October, its price had plunged as the spread, or difference, between its yield and that of U.S. Treasuries widened from 155 basis points (1.5%) when we bought it, to more than 600 basis points (6.0%) at the end of November. We also eliminated our small exposure to Hong Kong. Although we didn't completely escape price declines as we sold our stake, we managed to keep our losses down.

    In their place, we upped our stake in U.S. Treasury and government agency bonds, which rose to 29% of the Fund's net assets. That defensive strategy served us well in October and November as Treasuries were the biggest beneficiaries of the market concerns. Once we felt that bond prices had bottomed out, we tried to capture the upswing by buying some U.S. high-grade corporate bonds that had been particularly hard hit, many of them unfairly so given their solid credits. We've already seen some prices rebound. Furthermore, we bought some new-issue high-yield bonds that came to the market at attractive prices amid the market's hysteria.

High-yield and emerging markets stumble

As long-time Sovereign Bond Fund investors

"...we avoided the most volatile emerging markets..."

[Table entitled "Scorecard" at bottom of left hand column. The header for the left column is "Investment"; the header for the right column is "Recent performance ... and what's behind the numbers. The first listing is MetroNet Communications followed by an up arrow and the phraseImproving fundamentals and equity issuance." The second listing is Cleveland Electric followed by an up arrow and the phrase "Takeover by Ohio Edison." The third listing MRS Logistica followed by a down arrow and the phrase "Bond prices fall with Asian turmoil." Footnote below reads: "See "Schedule of Investments." Investment holdings are subject to change."]

================================================================================

                    John Hancock Funds - Sovereign Bond Fund

--------------------------------------------------------------------------------
FUND PERFORMANCE
For the six months ended November 30, 1997

[Bar chart with heading "Fund Performance" at top of left hand column. Under the heading is the footnote: "For the year ended November 30, 1997." The chart is scaled in increments of 2% from bottom to top, with 8% at the top and 0% at the bottom. Within the chart, there are three solid bars. The first represents the 6.38% total return for John Hancock Sovereign Bond Fund: Class A. The second represents the 6.01% total return for John Hancock Sovereign Bond Fund: Class B. The third represents the 6.58% return for the average corporate debt A-rated fund. The footnote below states: "Total returns for John Hancock Sovereign Bond Fund are at net asset value with all distributions reinvested. The average corporate debt A-rated fund is tracked by Lipper Analytical Services, Inc. (1) See the following two pages for historical performance information."]

Total returns for John Hancock Sovereign Bond Fund are at net asset value with all distributions reinvested. The average corporate debt A-rated fund is tracked by Lipper Analytical Services, Inc.(1) See the following two pages for historical performance information.
--------------------------------------------------------------------------------

know, we maintain the Fund's average A credit rating by investing in a mix of U.S. government bonds, investment-grade corporate bonds and, to a lesser extent, high-yield bonds whose credit ratings are below investment grade.

    As we mentioned earlier, high-yield bonds, including those in emerging markets, were hardest hit at the end of the period, and the Fund was not immune to that downturn. Most notably, our Brazilian corporate bonds, such as rail transport company MRS Logistica and Voto-Votorantim Overseas Trading Operations, a major conglomerate, suffered price drops. Our bonds of Indonesian paper company Indah Kiat also suffered by association with its country's woes. Yet we remain convinced that these world-class companies are likely to withstand the currency volatility, given their strong sources of dollar-based revenues.

A look ahead

In our view, there is still room for interest rates to come down more and for bonds to do well in 1998. Recent worldwide events suggest that the trend is toward slower, rather than faster, economic growth. As the Asian countries try to export their way back to financial health, their weaker currencies and therefore less expensive products will keep the pricing pressure on -- and inflation low. Given this scenario, it's fairly certain that the Fed will stay on the sidelines for now and not raise rates again. In fact, the next move could even be a rate decrease, something the market could begin to anticipate happening some time in 1998.

    With this outlook, we'll keep the Fund's duration -- a measure of the Fund's sensitivity to changes in interest rates -- neutral or slightly longer to capture the benefits of any more rate drops. The longer the duration, the more the Fund's share price moves with changes in interest rates. Credit selection will remain as important as ever, since a slowdown in economic growth could put pressure on corporate bond prices later in the year. For now, we'll minimize our investments in the emerging markets until there are further signs that the crisis has passed. Until then, heavier exposure to this sector would present too much volatility for this type of fund.

"...there is still room for interest rates to come down more..."

--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. Of course, the manager's views are subject to change as market and other conditions warrant.

(1) Figures from Lipper Analytical Services, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

================================================================================

                    John Hancock Funds - Sovereign Bond Fund

--------------------------------------------------------------------------------
                              A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Sovereign Bond Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include a maximum applicable sales charge of 4.5%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------

For the period ended September 30, 1997

                                          ONE       FIVE        TEN
                                         YEAR       YEARS      YEARS
                                         ----       -----      -----
Cumulative Total Returns                 5.73%      37.99%     139.78%
Average Annual Total Returns             5.73%       6.65%       9.14%

--------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------

For the period ended September 30, 1997

                                                               SINCE
                                                     ONE     INCEPTION
                                                    YEAR    (11/23/93)
                                                    ----    ----------
Cumulative Total Returns                            4.95%      25.00%
Average Annual Total Returns                        4.95%       5.97%

--------------------------------------------------------------------------------
YIELDS
--------------------------------------------------------------------------------

As of November 30, 1997
                                                             SEC 30-DAY
                                                                YIELD
                                                             ----------
John Hancock Sovereign Bond Fund: Class A                       5.96%
John Hancock Sovereign Bond Fund: Class B                       5.55%

================================================================================

                    John Hancock Funds - Sovereign Bond Fund

--------------------------------------------------------------------------------
                    WHAT HAPPENED TO A $10,000 INVESTMENT...
--------------------------------------------------------------------------------

The charts on the right show how much a $10,000 investment in the John Hancock Sovereign Bond Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Lehman Brothers Corporate Bond Index, an unmanaged index that mirrors the investment objectives and characteristics of the Fund. Past performance is not indicative of future results.

Sovereign Bond Fund
Class A shares

[Line chart with the heading Sovereign Bond Fund: Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the Lehman Brothers Corporate Bond Index and is equal to $26,529 as of November 30, 1997. The second line represents the value of the hypothetical $10,000 investment made in the Sovereign Bond Fund, on May 31, 1987, before sales charge, and is equal to $24,915 as of November 30, 1997. The third line represents the value of the Sovereign Bond Fund, after sales charge, and is equal to $23,794 as of November 30, 1997.]

Sovereign Bond Fund
Class B shares

[Line chart with the heading Sovereign Bond Fund Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the Lehman Brothers Corporate Bond Index and is equal to $13,062 as of November 30, 1997. The second line represents the value of the hypothetical $10,000 investment made in the Sovereign Bond Fund, on November 23, 1993, and is equal to $12,957 as of November 30, 1997. The third line represents the value of the Sovereign Bond Fund, after sales charge, and is equal to $12,757as of November 30, 1997.]

==============================FINANCIAL STATEMENTS==============================

                    John Hancock Funds - Sovereign Bond Fund

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on November 30, 1997. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
November 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets:
  Investments at value -- Note C:
   Bonds (cost $1,416,657,498) .............................     $1,441,119,110
   Joint repurchase agreement (cost $53,385,000) ...........         53,385,000
   Corporate savings account ...............................                969
                                                                ---------------
                                                                  1,494,505,079
  Receivable for investments sold ..........................          4,908,726
  Receivable for shares sold ...............................            231,709
  Interest receivable ......................................         27,854,926
  Other assets .............................................             78,502
                                                                ---------------
                    Total Assets ...........................      1,527,578,942
                    -----------------------------------------------------------
Liabilities:
  Payable for investments purchased ........................         20,962,089
  Payable for shares repurchased ...........................            408,001
  Dividend payable .........................................          1,390,192
  Payable to John Hancock Advisers, Inc. ...................
   and affiliates -- Note B ................................          1,233,481
  Accounts payable and accrued expenses ....................            353,820
                                                                ---------------
                    Total Liabilities ......................         24,347,583
                    -----------------------------------------------------------
Net Assets:
  Capital paid-in ..........................................      1,494,334,880
  Accumulated net realized loss on investments and
   financial futures contracts .............................        (15,599,152)
  Net unrealized appreciation of investments ...............         24,473,349
  Undistributed net investment income ......................             22,282
                                                                ---------------
                    Net Assets .............................     $1,503,231,359
                    ===========================================================
Net Asset Value Per Share:
  (Based on net asset values and shares of beneficial
    interest outstanding -- unlimited number of shares
    authorized with no par value)
  Class A -- $1,354,060,064/89,177,463 .....................             $15.18
  =============================================================================
  Class B -- $149,171,295/9,824,319 ........................             $15.18
  =============================================================================
Maximum Offering Price Per Share*
  Class A -- ($15.18 x 104.71%) ............................             $15.90
  =============================================================================

* On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Six months ended November 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
  Interest ...................................................      $61,174,192
                                                                   ------------
  Expenses:
   Investment management fee -- Note B .......................        3,785,010
   Distribution and service fee-- Note B
     Class A .................................................        2,057,857
     Class B .................................................          712,423
   Transfer agent fee -- Note B ..............................        1,868,689
   Custodian fee .............................................          150,637
   Financial services fee -- Note B ..........................          135,171
   Trustees' fees ............................................           66,282
   Printing ..................................................           24,449
   Auditing fee ..............................................           22,792
   Registration and filing fees ..............................           18,664
   Miscellaneous .............................................           16,976
   Legal fees ................................................            4,236
                                                                   ------------
                    Total Expenses ...........................        8,863,186
                    -----------------------------------------------------------
                    Net Investment Income ....................       52,311,006
                    -----------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
and Financial Futures Contracts:
  Net realized gain on investments sold ......................        2,898,209
  Net realized gain on financial futures contracts ...........          195,978
  Change in net unrealized appreciation/depreciation
     of investments ..........................................       37,939,381
  Change in net unrealized appreciation/depreciation
     of financial futures contracts ..........................          (71,000)
                                                                   ------------
                    Net Realized and Unrealized
                    Gain on Investments and
                    Financial Futures Contracts ..............       40,962,568
                    -----------------------------------------------------------
                    Net Increase in Net Assets
                    Resulting from Operations ................      $93,273,574
                    ===========================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                    John Hancock Funds - Sovereign Bond Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                   PERIOD FROM     SIX MONTHS ENDED
                                                                              YEAR ENDED       JANUARY 1, 1997 TO  NOVEMBER 30, 1997
                                                                          DECEMBER 31, 1996      MAY 31, 1997(1)      (UNAUDITED)
                                                                             -----------------   ---------------      -----------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment income .............................................        $113,173,641          $45,682,556        $52,311,006
  Net realized gain (loss) on investments sold and
    financial futures contracts .....................................          (7,543,254)          (2,662,527)         3,094,187
  Change in net unrealized appreciation/depreciation
    of investments and financial futures contracts ..................         (45,633,903)         (10,582,752)        37,868,381
                                                                          ---------------      ---------------    ---------------
   Net Increase in Net Assets Resulting from Operations .............          59,996,484           32,437,277         93,273,574
                                                                          ---------------      ---------------    ---------------
Distributions to Shareholders:
  Distributions from net investment income
   Class A - ($1.0858, $0.4449 and $0.5300 per share,
     respectively) ..................................................        (105,555,822)         (41,557,976)       (48,383,038)
   Class B - ($0.9813, $0.4021 and $0.4772 per share,
     respectively) ..................................................          (7,590,937)          (3,536,786)        (4,520,362)
                                                                          ---------------      ---------------    ---------------
     Total Distributions to Shareholders ............................        (113,146,759)         (45,094,762)       (52,903,400)
                                                                          ---------------      ---------------    ---------------
From Fund Share Transactions - Net: * ...............................         (30,564,714)         (42,760,453)       (31,948,428)
                                                                          ---------------      ---------------    ---------------
Net Assets:
  Beginning of period ...............................................       1,633,942,540        1,550,227,551      1,494,809,613
                                                                          ---------------      ---------------    ---------------
  End of period (including undistributed net investment income
   of $26,882, $614,676 and $22,282, respectively) ..................      $1,550,227,551       $1,494,809,613     $1,503,231,359
                                                                          ===============      ===============    ===============

* Analysis of Fund Share Transactions:

                                                                               PERIOD FROM                 SIX MONTHS ENDED
                                                   YEAR ENDED                JANUARY 1, 1997               NOVEMBER 30, 1997
                                               DECEMBER 31, 1996            TO MAY 31, 1997(1)                (UNAUDITED)
                                         ----------------------------   ----------------------------   ----------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT          SHARES        AMOUNT
                                         ------------   -------------   ------------   -------------   ------------   -------------
CLASS A
   Shares sold ........................    12,026,163    $178,554,337     15,151,869    $223,145,238      5,442,428     $81,706,957
   Shares issued to shareholders in
    reinvestment of distributions .....     5,504,983      81,567,467      2,161,346      31,871,020      2,429,324      36,717,914
                                         ------------   -------------   ------------   -------------   ------------   -------------
                                           17,531,146     260,121,804     17,313,215     255,016,258      7,871,752     118,424,871
   Less shares repurchased ............   (22,184,916)   (329,117,996)   (20,200,777)   (297,599,361)   (10,844,397)   (162,952,475)
                                         ------------   -------------   ------------   -------------   ------------   -------------
   Net decrease .......................    (4,653,770)   ($68,996,192)    (2,887,562)   ($42,583,103)    (2,972,645)   ($44,527,604)
                                         ============   =============   ============   =============   ============   =============
CLASS B
   Shares sold ........................     6,495,177     $96,388,497      1,583,824     $23,396,615      1,470,979     $22,182,916
   Shares issued to shareholders in
    reinvestment of distributions .....       297,182       4,401,471        137,791       2,031,711        165,099       2,496,980
                                         ------------   -------------   ------------   -------------   ------------   -------------
                                            6,792,359     100,789,968      1,721,615      25,428,326      1,636,078      24,679,896
   Less shares repurchased ............    (4,203,557)    (62,358,490)    (1,730,811)    (25,605,676)      (803,012)    (12,100,720)
                                         ------------   -------------   ------------   -------------   ------------   -------------
   Net increase (decrease) ............     2,588,802     $38,431,478         (9,196)      ($177,350)       833,066     $12,579,176
                                         ============   =============   ============   =============   ============   =============

(1) Effective May 31, 1997, the fiscal period end changed from December 31 to May 31.

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last three periods, along with the corresponding dollar value.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                    John Hancock Funds - Sovereign Bond Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                                            YEAR ENDED DECEMBER 31,
                                                   --------------------------------------------------------------------
                                                        1992          1993          1994          1995            1996
                                                   ----------    ----------    ----------    ----------      ----------
CLASS A
Per Share Operating Performance
   Net Asset Value, Beginning of Period .........      $15.31        $15.29        $15.53        $13.90          $15.40
                                                   ----------    ----------    ----------    ----------      ----------
   Net Investment Income ........................        1.20          1.14          1.12          1.12            1.09
   Net Realized and Unrealized Gain (Loss)
     on Investments and Financial
     Futures Contracts ..........................       (0.01)         0.62         (1.55)         1.50           (0.50)
                                                   ----------    ----------    ----------    ----------      ----------
     Total from Investment Operations ...........        1.19          1.76         (0.43)         2.62            0.59
                                                   ----------    ----------    ----------    ----------      ----------
   Less Distributions:
   Dividends from Net Investment Income .........       (1.21)        (1.14)        (1.12)        (1.12)          (1.09)
   Distributions from Net Realized Gain
     on Investments Sold and Financial
     Futures Contracts ..........................          --         (0.38)        (0.08)           --              --
                                                   ----------    ----------    ----------    ----------      ----------
     Total Distributions ........................       (1.21)        (1.52)        (1.20)        (1.12)          (1.09)
                                                   ----------    ----------    ----------    ----------      ----------
   Net Asset Value, End of Period ...............      $15.29        $15.53        $13.90        $15.40          $14.90
                                                   ==========    ==========    ==========    ==========      ==========
   Total Investment Return at Net Asset Value (1)        8.08%        11.80%        (2.75%)       19.40%           4.11%
Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted) .....  $1,386,260    $1,505,754    $1,326,058    $1,535,204      $1,416,116
   Ratio of Expenses to Average Net Assets ......        1.44%         1.41%         1.26%         1.13%           1.14%
   Ratio of Net Investment Income to
     Average Net Assets .........................        7.89%         7.18%         7.74%         7.58%           7.32%
   Portfolio Turnover Rate ......................          87%          107%           85%          103%(6)         123%

                                                                       SIX MONTHS ENDED
                                                         PERIOD        FROM NOVEMBER 30,
                                                    JANUARY 1, 1997          1997
                                                    TO MAY 31, 1997(7)    (UNAUDITED)
                                                    ---------------    -----------------
CLASS A
Per Share Operating Performance
   Net Asset Value, Beginning of Period .........         $14.90              $14.78
                                                      ----------          ----------
   Net Investment Income ........................           0.44                0.53(8)
   Net Realized and Unrealized Gain (Loss)
     on Investments and Financial
     Futures Contracts ..........................          (0.12)               0.40
                                                      ----------          ----------
     Total from Investment Operations ...........           0.32                0.93
                                                      ----------          ----------
   Less Distributions:
   Dividends from Net Investment Income .........          (0.44)              (0.53)
   Distributions from Net Realized Gain
     on Investments Sold and Financial
     Futures Contracts ..........................             --                  --
                                                      ----------          ----------
     Total Distributions ........................          (0.44)              (0.53)
                                                      ----------          ----------
   Net Asset Value, End of Period ...............         $14.78              $15.18
                                                      ==========          ==========
   Total Investment Return at Net Asset Value (1)           2.22%(3)            6.38%(3)
Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted) .....     $1,361,924          $1,354,060
   Ratio of Expenses to Average Net Assets ......           1.11%(4)            1.10%(4)
   Ratio of Net Investment Income to
     Average Net Assets .........................           7.38%(4)            6.97%(4)
   Portfolio Turnover Rate ......................             58%                 76%

CLASS B (2)
Per Share Operating Performance
   Net Asset Value, Beginning of Period .....................        $15.90           $15.52        $13.90           $15.40
                                                                 ----------       ----------    ----------       ----------
   Net Investment Income ....................................          0.11             1.04          1.02             0.98
   Net Realized and Unrealized Gain
     (Loss) on Investments and Financial
     Futures Contracts ......................................            --            (1.54)         1.50            (0.50)
                                                                 ----------       ----------    ----------       ----------
     Total from Investment Operations .......................          0.11            (0.50)         2.52             0.48
                                                                 ----------       ----------    ----------       ----------
   Less Distributions:
   Dividends from Net Investment Income .....................         (0.11)           (1.04)        (1.02)           (0.98)
   Distributions from Net Realized Gain on
     Investments Sold and Financial
     Futures Contracts ......................................         (0.38)           (0.08)           --               --
                                                                 ----------       ----------    ----------       ----------
     Total Distributions ....................................         (0.49)           (1.12)        (1.02)           (0.98)
                                                                 ----------       ----------    ----------       ----------
   Net Asset Value, End of Period ...........................        $15.52           $13.90        $15.40           $14.90
                                                                 ==========       ==========    ==========       ==========
   Total Investment Return at Net Asset Value (1) ...........          0.90%(3)        (3.13%)       18.66%            3.38%
Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted) .................        $4,125          $40,299       $98,739         $134,112
   Ratio of Expenses to Average Net Assets ..................          1.63%(4)         1.78%         1.75%            1.84%
   Ratio of Net Investment Income to
     Average Net Assets .....................................          0.57%(4)         7.30%         6.87%            6.62%
   Portfolio Turnover Rate ..................................           107%              85%          103%(6)          123%

CLASS B (2)
Per Share Operating Performance
   Net Asset Value, Beginning of Period .....................        $14.90           $14.78
                                                                 ----------       ----------
   Net Investment Income ....................................          0.40             0.48(8)
   Net Realized and Unrealized Gain
     (Loss) on Investments and Financial
     Futures Contracts ......................................         (0.12)            0.40
                                                                 ----------       ----------
     Total from Investment Operations .......................          0.28             0.88
                                                                 ----------       ----------
   Less Distributions:
   Dividends from Net Investment Income .....................         (0.40)           (0.48)
   Distributions from Net Realized Gain on
     Investments Sold and Financial
     Futures Contracts ......................................            --               --
                                                                 ----------       ----------
     Total Distributions ....................................         (0.40)           (0.48)
                                                                 ----------       ----------
   Net Asset Value, End of Period ...........................        $14.78           $15.18
                                                                 ==========       ==========
   Total Investment Return at Net Asset Value (1) ...........          1.93%(3)         6.01%(3)
Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted) .................      $132,885         $149,171
   Ratio of Expenses to Average Net Assets ..................          1.81%(4)         1.80%(4)
   Ratio of Net Investment Income to
     Average Net Assets .....................................          6.68%(4)         6.27%(4)
   Portfolio Turnover Rate ..................................            58%              76%

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                    John Hancock Funds - Sovereign Bond Fund

Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                               PERIOD ENDED     YEAR ENDED    PERIOD ENDED
                                                               DECEMBER 31,    DECEMBER 31,   MAY 22, 1995
                                                                  1993             1994       (UNAUDITED)
                                                               ------------    ------------   ------------
CLASS C (5)
Per Share Operating Performance
   Net Asset Value, Beginning of Period ...................      $15.86           $15.52        $13.90
                                                                 ------           ------        ------
   Net Investment Income ..................................        0.81             1.19          0.42
   Net Realized and Unrealized Gain (Loss) on Investments
     and Financial Futures Contracts ......................        0.04            (1.54)         0.91
                                                                 ------           ------        ------
     Total from Investment Operations .....................        0.85            (0.35)         1.33
                                                                 ------           ------        ------
   Less Distributions:
   Dividends from Net Investment Income ...................       (0.81)           (1.19)        (0.43)
   Distributions from Net Realized Gain on Investments
     Sold and Financial Futures Contracts .................       (0.38)           (0.08)           --
                                                                 ------           ------        ------
     Total Distributions ..................................       (1.19)           (1.27)        (0.43)
                                                                 ------           ------        ------
   Net Asset Value, End of Period .........................      $15.52           $13.90        $14.80
                                                                 ======           ======        ======
   Total Investment Return at Net Asset Value (1) .........        5.45%(3)        (2.19%)        9.73%(3)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted) ...............        $867           $1,670          $142
   Ratio of Expenses to Average Net Assets ................        0.90%(4)         0.73%         0.67%(4)
   Ratio of Net Investment Income to Average Net Assets ...        4.90%(4)         8.28%         7.82%(4)
   Portfolio Turnover Rate ................................         107%              85%          N/A

(1) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(2) Class B shares commenced operations on November 23, 1993.
(3) Not annualized.
(4) Annualized.
(5) Class C shares commenced operations on May 7, 1993. Net asset value and net assets at the end of the period reflect amounts prior to the redemption of all shares on May 22, 1995.
(6) Portfolio turnover excludes merger activity.
(7) Effective May 31, 1997, the fiscal period end changed from December 31 to May 31.
(8) Based on the average of the shares outstanding at the end of each month.

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                    John Hancock Funds - Sovereign Bond Fund

Schedule of Investments
November 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by Sovereign Bond Fund on November 30, 1997. It's divided into two main categories: bonds and short-term investments. The bonds are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                                                        PAR  VALUE
                                                                                   INTEREST    CREDIT      (000s          MARKET
ISSUER, DESCRIPTION                                                                  RATE      RATING*    OMITTED)         VALUE
-------------------                                                                 ------     -------   ----------       ------
BONDS
Aerospace (0.49%)
  Jet Equipment Trust,
   Equipment Trust Cert Ser 95B2 08-15-14 (R) ..................................     10.910%     BBB-      $5,800         $7,370,814
                                                                                                                      --------------
Banks - Foreign (3.04%)
  Abbey National First Capital, B.V.,
   Sub Note (United Kingdom) 10-15-04 (Y) ......................................      8.200      AA-       10,000         10,870,700
  African Development Bank,
   Sub Note (Supra National) 12-15-03 (Y) ......................................      9.750      AA-        8,000          9,411,760
  International Bank for Reconstruction & Development,
   Deb 09-01-16 ................................................................      8.250      AAA        5,000          6,023,700
  Landeskreditbank Baden - Wuerttemberg,
   Sub Note (Germany) 02-01-23 (Y) .............................................      7.625      AAA        6,820          7,625,851
  Scotland International Finance No. 2 B.V.,
   Gtd Sub Note (Netherlands) 11-01-06 (R) (Y) .................................      8.850      A+        10,250         11,771,069
                                                                                                                      --------------
                                                                                                                          45,703,080
                                                                                                                      --------------
Banks - United States (4.95%)
  ABN-Amro Bank N.V. - Chicago Branch,
   Gtd Sub Deb 05-31-05 ........................................................      7.250      AA-        5,000          5,214,350
  Bank of New York,
   Cap Security 12-01-26 (R) ...................................................      7.780      A-         5,425          5,562,524
  Banque National de Paris - New York Branch,
   Sub Note 01-15-07 ...........................................................      7.200      A          4,890          5,017,776
  Barclays North American Capital Corp.,
   Gtd Cap Note 05-15-21 .......................................................      9.750      AA-        8,925         10,044,106
  National Westminster Bank Plc - New York Branch,
   Sub Note 05-01-01 ...........................................................      9.450      AA-       10,000         10,905,000
  NB Capital Trust IV,
   Cap Security 04-15-27 .......................................................      8.250      A-         5,040          5,450,155
  RBSG Capital Corp.,
   Gtd Cap Note 03-01-04 .......................................................     10.125      A+        10,605         12,516,551
  Security Pacific Corp.,
   Medium Term Sub Note 05-09-01 ...............................................     10.360      A1         6,000          6,747,480
   Sub Note 11-15-00 ...........................................................     11.500      A          6,400          7,271,616
  State Street Institutional Capital B,
   Cap Security 03-15-27 (R) ...................................................      8.035      A          5,335          5,641,762
                                                                                                                      --------------
                                                                                                                          74,371,320
                                                                                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                    John Hancock Funds - Sovereign Bond Fund

                                                                                                        PAR  VALUE
                                                                                   INTEREST    CREDIT      (000s          MARKET
ISSUER, DESCRIPTION                                                                  RATE      RATING*    OMITTED)         VALUE
-------------------                                                                 ------     -------   ----------       ------
Broker Services (0.33%)
  CS First Boston,
   Sub Note 05-15-06 (R) .......................................................      7.750%     AA-       $4,635         $4,933,587
                                                                                                                      --------------
Building (0.52%)
  Georgia-Pacific Corp.,
   Deb 01-15-18 ................................................................      9.750      BBB-       7,500          7,825,275
                                                                                                                      --------------
Chemicals (0.53%)
  OPP Petroquimica S.A.,
   Bond (Brazil) 10-29-04 (R) (Y) ..............................................     11.000      B+         5,095          4,738,350
  Sociedad Quimica y Minera de Chile S.A.,
   Loan Part Ctf (Chile) 09-15-06 (R) (Y) ......................................      7.700      BBB+       3,200          3,268,000
                                                                                                                      --------------
                                                                                                                           8,006,350
                                                                                                                      --------------
Containers (0.58%)
  Riverwood International Corp.,
   Gtd Sr Sub Note 04-01-08 ....................................................     10.875      CCC+       2,790          2,734,200
  Stone Container Corp.,
   Unit (Sr Sub Deb & Supplemental Interest Cert) 04-01-02 .....................     12.250      B-         5,720          5,948,800
                                                                                                                      --------------
                                                                                                                           8,683,000
                                                                                                                      --------------
Cosmetics & Personal Care (0.46%)
  Johnson & Johnson,
   Deb 11-15-23 ................................................................      6.730      AAA        6,750          6,843,285
                                                                                                                      --------------
Energy (1.07%)
  AES China Generating Co. Ltd.,
   Note (China) 12-15-06 (Y) ...................................................     10.125      BB-        2,670          2,710,050
  AES Corp.,
   Sr Sub Note 07-15-06 ........................................................     10.250      B+         6,005          6,440,362
   Sr Sub Note 08-15-07 ........................................................      8.375      B+         2,475          2,477,022
  CalEnergy Co. Inc.,
   Sr Note 09-15-06 ............................................................      9.500      BB-        4,115          4,440,949
                                                                                                                      --------------
                                                                                                                          16,068,383
                                                                                                                      --------------
Finance (8.12%)
  American Express Co.,
   Gtd Deb Ser D 12-12-00 ......................................................     11.625      A+         8,670          8,896,920
  Chrysler Financial Corp.,
   Deb 11-01-99 ................................................................     12.750      A          3,000          3,341,040
  CIT Group Holdings, Inc.,
   Deb 03-15-01 ................................................................      9.250      A          5,000          5,437,150
  Constitution Capital Trust I,
   Cap Security 04-15-27 (R) ...................................................      9.150      BBB        3,725          4,142,982
  ContiFinancial Corp.,
   Sr Note 08-15-03 ............................................................      8.375      BB+        3,525          3,657,187
  DR Investments,
   Sr Note 05-15-07 (R) ........................................................      7.450      A-         4,500          4,753,620

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                    John Hancock Funds - Sovereign Bond Fund

                                                                                                        PAR  VALUE
                                                                                   INTEREST    CREDIT      (000s          MARKET
ISSUER, DESCRIPTION                                                                  RATE      RATING*    OMITTED)         VALUE
-------------------                                                                 ------     -------   ----------       ------
Finance (continued)
  DSPL Finance Co. B.V.,
   Gtd Sr Sec Note (Netherlands) 12-30-10 (R) (Y) ..............................      9.120%     BBB       $5,000         $5,118,750
  Ford Motor Credit Co.,
   Note 12-08-05 ...............................................................      6.250      A          4,085          4,012,205
  Green Tree Home Improvement Loan Trust,
   Pass Thru Ctf Ser 1995-D Class M-1 09-15-25 .................................      6.950      Aa2        6,130          6,181,676
  IMC Home Equity Loan Trust,
   Pass Thru Ctf Ser 1996-1 Class A-5 12-25-13 .................................      6.290      AAA        6,816          6,759,555
  Industrial Credit & Investment Corporation of India Ltd.,
   Note (India) 08-15-07 (R) (Y) ...............................................      7.550      BB+        4,695          4,061,175
  MBNA Master Credit Card Trust,
   Ser 1995-D Class A 11-15-02 .................................................      6.050      AAA       16,075         16,014,719
  Merrill Lynch Mortgage Investors, Inc.,
   Sub Bond Ser 1992-B Class B 04-15-12 ........................................      8.500      Aaa        2,415          2,455,303
  Midland American Capital Corp.,
   Gtd Deb 11-15-03 ............................................................     12.750      A         19,932         21,106,991
  Standard Credit Card Master Trust,
   Credit Card Part Cert Ser 1995-9 Class A 10-07-07 ...........................      6.550      AAA        5,815          5,842,214
   Credit Card Part Ctf Ser 1995-10 Class A 02-07-01 ...........................      5.900      AAA        4,580          4,568,550
  Superior National Capital Trust I,
   Gtd Trust Preferred Security 12-01-17 (R) ...................................     10.750      BB         1,620          1,620,000
  United Companies Financial Corp.,
   Sr Note 01-15-04 ............................................................      7.700      BBB-       5,420          5,419,621
  Voto-Votorantim Overseas Trading Operations N.V.,
   Gtd Note (Netherlands) 06-27-05 (Y) .........................................      8.500      BB-        4,870          4,273,425
  Yanacocha Receivables,
   Pass Thru Cert Ser 1997-A 06-15-05 (R) ......................................      8.400      BBB-       4,391          4,456,510
                                                                                                                      --------------
                                                                                                                         122,119,593
                                                                                                                      --------------
Funeral Services & Related (0.47%)
  Loewen Group International, Inc.,
   Gtd Sr Note Ser 4 10-15-03 ..................................................      8.250      BB+        6,860          7,134,400
                                                                                                                      --------------
Glass Products (0.30%)
  VICAP S.A. de C.V.,
   Gtd Sr Note (Mexico) 05-15-07 (R) (Y) .......................................     11.375      B+         4,140          4,491,900
                                                                                                                      --------------
Government - Foreign (3.89%)
  Croatia, Republic of,
   Government Bond (Croatia) 02-27-02 (R) (Y) ..................................      7.000      BBB-       4,600          4,591,375
  Nova Scotia, Province of,
   Deb (Canada) 05-15-13 (Y) ...................................................     11.500      A-        10,655         11,382,417
   Deb (Canada) 04-01-22 (Y) ...................................................      8.750      A-         7,500          9,234,075
  Ontario, Province of,
   Deb (Canada) 04-25-13 (Y) ...................................................     11.750      AA-        6,000          6,413,400
  Panama, Republic of,
   Note (Panama) 02-13-02 (R) (Y) ..............................................      7.875      BB+        4,545          4,454,100

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                    John Hancock Funds - Sovereign Bond Fund

                                                                                                        PAR  VALUE
                                                                                   INTEREST    CREDIT      (000s          MARKET
ISSUER, DESCRIPTION                                                                  RATE      RATING*    OMITTED)         VALUE
-------------------                                                                 ------     -------   ----------       ------
Government - Foreign (continued)
  Quebec, Province of,
   Deb (Canada) 10-01-13 (Y) ...................................................     13.000%     A+       $11,000        $12,089,550
   Deb (Canada) 09-15-14 (Y) ...................................................     13.250      A+         1,000          1,157,670
   Deb (Canada) 07-15-23 (Y) ...................................................      7.500      A+         2,425          2,571,082
  Saskatchewan, Province of,
   Bond (Canada) 12-15-20 (Y) ..................................................      9.375      A          5,000          6,550,800
                                                                                                                      --------------
                                                                                                                          58,444,469
                                                                                                                      --------------
Government - U.S. (21.76%)
  United States Treasury,
   Bond 08-15-17 ...............................................................      8.875      AAA       39,612         51,990,750
   Bond 05-15-18 ...............................................................      9.125      AAA       47,075         63,403,905
   Bond 02-15-23 ...............................................................      7.125      AAA       64,046         72,131,807
   Note 02-15-99 ...............................................................      8.875      AAA       19,760         20,463,851
   Note 11-30-99 ...............................................................      7.750      AAA       31,138         32,266,752
   Note 05-15-01 ...............................................................      8.000      AAA        8,033          8,563,901
   Note 05-15-02 ...............................................................      7.500      AAA       37,893         40,290,869
   Note 02-15-05 ...............................................................      7.500      AAA       34,750         37,969,935
                                                                                                                      --------------
                                                                                                                         327,081,770
                                                                                                                      --------------
Government - U.S. Agencies (7.38%)
  Federal Home Loan Mortgage Corp.,
   20 Yr Pass Thru Ctf 01-01-16 ................................................     11.250      AAA        1,300          1,460,621
  Federal National Mortgage Assn.,
   15 Yr Pass Thru Ctf 01-25-05 ................................................      8.000      AAA       10,000         10,412,500
   15 Yr Pass Thru Ctf 02-01-08 ................................................      7.500      AAA        2,565          2,628,601
   15 Yr Pass Thru Ctf 06-01-10 + ..............................................      7.000      AAA        4,530          4,579,513
   30 Yr Pass Thru Ctf 10-01-23 ................................................      7.000      AAA        7,854          7,910,081
   Pass Thru Ctf Ser 1997-M8 Class A-1 01-25-22 ................................      6.940      AAA        3,529          3,649,563
  Financing Corp.,
   Bond 02-08-18 ...............................................................      9.400      A-1+       7,000          9,399,670
  Government National Mortgage Assn.,
   30 Yr Pass Thru Ctf 02-15-24 to 09-15-25 + ..................................      7.500      AAA       27,883         28,476,870
   30 Yr Pass Thru Ctf 11-15-22 ................................................      8.000      AAA        4,821          5,014,210
   30 Yr Pass Thru Ctf 12-15-22 to 04-15-23 ....................................      8.500      AAA       13,022         13,687,799
   30 Yr Pass Thru Ctf 07-15-16 to 01-15-25 ....................................      9.000      AAA       15,847         17,098,262
   30 Yr Pass Thru Ctf 11-15-19 to 05-15-21 ....................................      9.500      AAA        3,680          3,995,129
   30 Yr Pass Thru Ctf 06-15-20 to 03-15-25 ....................................     10.000      AAA        2,006          2,239,718
   30 Yr Pass Thru Ctf 01-15-16 ................................................     10.500      AAA           80             90,274
   30 Yr Pass Thru Ctf 01-15-16 ................................................     11.000      AAA          238            269,225
                                                                                                                      --------------
                                                                                                                         110,912,036
                                                                                                                      --------------
Insurance (5.34%)
  Conseco, Inc.,
   Sr Note 12-15-04 ............................................................     10.500      BBB        6,820          8,130,668
  Equitable Life Assurance Society of the United States,
   Surplus Note 12-01-05 (R) ...................................................      6.950      A          6,050          6,139,842

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                    John Hancock Funds - Sovereign Bond Fund

                                                                                                        PAR  VALUE
                                                                                   INTEREST    CREDIT      (000s          MARKET
ISSUER, DESCRIPTION                                                                  RATE      RATING*    OMITTED)         VALUE
-------------------                                                                 ------     -------   ----------       ------
Insurance (continued)
  Fairfax Financial Holdings Ltd.,
   Note (Canada) 04-15-26 (Y) ..................................................      8.300%     BBB+      $6,440         $7,230,768
  Liberty Mutual Insurance Co.,
   Surplus Note 05-04-07 (R) ...................................................      8.200      A+        10,000         10,975,250
   Surplus Note 10-15-26 (R) ...................................................      7.875      A2         3,990          4,333,499
  Massachusetts Mutual Life Insurance Co.,
   Surplus Note 11-15-23 (R) ...................................................      7.625      AA        10,450         11,268,862
  NAC Re Corp.,
   Note 06-15-99 ...............................................................      8.000      A-         3,360          3,437,885
  New York Life Insurance Co.,
   Surplus Note 12-15-23 (R) ...................................................      7.500      AA-       15,000         15,392,550
  Sun Canada Financial Co.,
   Gtd Sub Note 12-15-07 (R) ...................................................      6.625      AA         7,250          7,340,625
  URC Holdings Corp.,
   Sr Note 06-30-06 (R) ........................................................      7.875      A-         5,665          6,071,747
                                                                                                                      --------------
                                                                                                                          80,321,696
                                                                                                                      --------------
Leisure (0.91%)
  Mohegan Tribal Gaming Authority,
   Sr Sec Note Ser B 11-15-02 ..................................................     13.500      BB+        1,500          1,927,500
  Showboat Marina Casino Partnership/Finance Corp.,
   1st Mtg Note Ser B 03-15-03 .................................................     13.500      B          5,000          5,712,500
  Trump Hotels & Casino Resorts Funding, Inc./Holdings, L.P.,
   Sr Sec Note 06-15-05 ........................................................     15.500      B+         5,150          5,974,000
                                                                                                                      --------------
                                                                                                                          13,614,000
                                                                                                                      --------------
Media (7.17%)
  Adelphia Communications Corp.,
   Sr Note 10-01-02 ............................................................      9.250      B3         4,750          4,738,125
  Century Communications Corp.,
   Sr Note 08-15-00 ............................................................      9.500      BB-        2,545          2,646,800
  Clear Channel Communications, Inc.,
   Deb 10-15-27 ................................................................      7.250      BBB-       4,675          4,628,250
  Comcast Cable Communications, Inc.,
   Note 05-01-17 ...............................................................      8.875      BBB-       1,435          1,669,407
  Comcast Corp.,
   Sr Sub Deb 07-15-12 .........................................................     10.625      BB+        5,425          6,660,489
  Continental Cablevision, Inc.,
   Sr Sub Deb 06-01-07 .........................................................     11.000      BBB       12,205         13,568,054
  Garden State Newspapers, Inc.,
   Sr Sub Note 10-01-09 (R) ....................................................      8.750      B+         2,980          2,935,300
  Hearst-Argyle Television, Inc.,
   Note 11-15-07 ...............................................................      7.000      Baa3       4,325          4,322,621
  Le Groupe Videotron Ltee,
   Sr Note (Canada) 02-15-05 (Y) ...............................................     10.625      Ba3        1,750          1,926,032

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                    John Hancock Funds - Sovereign Bond Fund

                                                                                                        PAR  VALUE
                                                                                   INTEREST    CREDIT      (000s          MARKET
ISSUER, DESCRIPTION                                                                  RATE      RATING*    OMITTED)         VALUE
-------------------                                                                 ------     -------   ----------       ------
Media (continued)
  News America Holdings, Inc.,
   Gtd Sr Deb 08-10-18 .........................................................      8.250%     BBB       $6,105         $6,542,301
   Sr Note 10-15-99 ............................................................      9.125      BBB        7,500          7,845,375
  Rogers Cablesystems Ltd.,
   Sr Note Ser B (Canada) 03-15-05 (Y) .........................................     10.000      BB+        8,000          8,760,000
  SFX Broadcasting, Inc.,
   Sr Sub Note Ser B 05-15-06 ..................................................     10.750      B-         4,505          4,910,450
  TeleWest Communications Plc,
   Sr Deb (United Kingdom) 10-01-06 (Y) ........................................      9.625      B+         3,420          3,539,700
  Time Warner, Inc.,
   Deb 01-15-13 ................................................................      9.125      BBB-       2,445          2,874,415
  TKR Cable I, Inc.,
   Sr Deb 10-30-07 .............................................................     10.500      BBB-      17,240         19,310,352
  Viacom, Inc.,
   Sr Note 06-01-05 ............................................................      7.750      BB+        4,420          4,455,581
  Videotron Holdings Plc,
   Sr Disc Note (United Kingdom) 08-15-05 (Y) ..................................     11.000      BBB+       7,355          6,469,532
                                                                                                                      --------------
                                                                                                                         107,802,784
                                                                                                                      --------------
Medical (1.05%)
  Integrated Health Services, Inc.,
   Sr Sub Note 01-15-08 (R) ....................................................      9.250      B          5,120          5,101,097
  Physician Sales & Service, Inc.,
   Sr Sub Note 10-01-07 (R) ....................................................      8.500      B          2,035          1,999,388
  Quest Diagnostics, Inc.,
   Sr Sub Note 12-15-06 ........................................................     10.750      B+         3,155          3,438,950
  Tenet Healthcare Corp.,
   Sr Sub Note 01-15-07 ........................................................      8.625      B+         5,050          5,163,625
                                                                                                                      --------------
                                                                                                                          15,703,060
                                                                                                                      --------------
Metal (0.15%)
  Centaur Mining & Exploration Ltd.,
   Gdt Sr Note (Australia) 12-01-07 (R) (Y) ....................................     11.000      B+         2,280          2,305,650
                                                                                                                      --------------
Mortgage Banking (0.76%)
  Salomon Brothers Mortgage Securities VII, Inc.,
   Mtg Pass Thru Ctf Ser 1997-HUD2 Class A-2 7-25-24 ...........................      6.750      Aaa        3,940          3,968,319
  UCFC Home Equity Loan Trust,
   Pass Thru Ctf Ser 1996-D1 Class A6 02-15-25 .................................      7.180      AAA        7,260          7,522,791
                                                                                                                      --------------
                                                                                                                          11,491,110
                                                                                                                      --------------
Oil & Gas (0.98%)
  Camuzzi Gas Pampeana S.A.,
   Bond (Argentina) 12-15-01 (Y) ...............................................      9.250      BBB-       2,965          3,002,063
  Norsk Hydro ASA,
   Deb (Norway) 10-01-16 (Y) ...................................................      7.500      A          5,790          6,187,078

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                    John Hancock Funds - Sovereign Bond Fund

                                                                                                        PAR  VALUE
                                                                                   INTEREST    CREDIT      (000s          MARKET
ISSUER, DESCRIPTION                                                                  RATE      RATING*    OMITTED)         VALUE
-------------------                                                                 ------     -------   ----------       ------
Oil & Gas (continued)
  Transgas de Occidenta S.A.,
   Sr Note (Colombia) 11-01-10 (R) (Y) .........................................      9.790%     BBB-      $5,270         $5,586,575
                                                                                                                      --------------
                                                                                                                          14,775,716
                                                                                                                      --------------
Paper & Paper Products (1.28%)
  APP Finance II Mauritius Ltd.,
   Bond (Indonesia) 12-29-49 (Y) ...............................................     12.000      B          4,275          4,007,813
  Celulosa Arauco Y Constitucion S.A.,
   Note (Chile) 09-15-09 (Y) ...................................................      7.200      Baa2       4,910          4,787,250
  Indah Kiat International Finance Co.,
   Gtd Sec Bond Ser B (Indonesia) 06-15-02 (Y) .................................     11.875      BB         1,225          1,255,625
   Gtd Sec Bond Ser C (Indonesia) 06-15-06 (Y) .................................     12.500      BB         4,580          4,774,650
  S.D. Warren Co.,
   Sr Sub Note Ser B 12-15-04 ..................................................     12.000      B+         3,945          4,418,400
                                                                                                                      --------------
                                                                                                                          19,243,738
                                                                                                                      --------------
Real Estate Investment Trust (0.30%)
  TriNet Corporate Realty Trust, Inc.,
   Note 05-15-01 ...............................................................      7.300      BBB-       4,395          4,476,967
                                                                                                                      --------------
Retail (1.22%)
  Fort James Corp.,
   Sr Note 09-15-02 ............................................................      6.500      BBB-       4,110          4,101,246
  Friendly Ice Cream Corp.,
   Sr Note 12-01-07 ............................................................     10.500      B          2,430          2,433,730
  Safeway, Inc.,
   Deb 01-15-09 ................................................................     13.500      BBB        2,609          2,908,849
  Southern Foods Group L.P.,
   Sr Sub Note 09-01-07 (R) ....................................................      9.875      B          4,455          4,633,200
  Supermercados Norte,
   Bond (Argentina) 02-09-04 (R) (Y) ...........................................     10.875      B1         4,440          4,195,800
                                                                                                                      --------------
                                                                                                                          18,272,825
                                                                                                                      --------------
Steel (0.55%)
  IVACO Inc.,
   Sr Note (Canada) 09-15-05 (Y) ...............................................     11.500      B+         2,795          3,053,538
  NS Group, Inc.,
   Unit (Sr Sec Note & Warrant) 07-15-03 .......................................     13.500      B-         2,785          3,780,638
  Weirton Steel Corp.,
   Sr Note 03-01-98 ............................................................     11.500      B          1,430          1,430,000
                                                                                                                      --------------
                                                                                                                           8,264,176
                                                                                                                      --------------
Telecommunications (2.37%)
  Iridium LLC/Iridium Capital Corp.,
   Gtd Sr Note Ser A 07-15-05 ..................................................     13.000      B-         2,850          2,931,564
  MetroNet Communications Corp.,
   Unit (Sr Note & Warrant) (Canada) 08-15-07 (R) (Y) ..........................     12.000      B-         4,625          5,226,250
  Nextel Communications, Inc.,
   Sr Disc Note, Step Coupon (9.75%, 02-15-99) 08-15-04 (A) ....................       Zero      CCC       13,255         11,432,438

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                    John Hancock Funds - Sovereign Bond Fund

                                                                                                        PAR  VALUE
                                                                                   INTEREST    CREDIT      (000s          MARKET
ISSUER, DESCRIPTION                                                                  RATE      RATING*    OMITTED)         VALUE
-------------------                                                                 ------     -------   ----------       ------
Telecommunications (continued)
  NEXTLINK Communications, Inc.,
   Sr Note 10-01-07 ............................................................      9.625%     B         $1,620         $1,636,200
  Qwest Communications International Inc.,
   Sr Note Ser B 04-01-07 ......................................................     10.875      B+         4,090          4,601,250
  TCI Communications, Inc.,
   Sr Deb 08-01-15 .............................................................      8.750      BBB-       6,724          7,639,742
  Teligent, Inc.,
   Sr Note 12-01-07 ............................................................     11.500      CCC        2,230          2,218,672
                                                                                                                      --------------
                                                                                                                          35,686,116
                                                                                                                      --------------
Tobacco (0.51%)
  RJR Nabisco, Inc.,
   Note 12-01-02 ...............................................................      8.625      BBB-       4,555          4,828,710
   Note 09-15-03 ...............................................................      7.625      BBB-       2,770          2,802,963
                                                                                                                      --------------
                                                                                                                           7,631,673
                                                                                                                      --------------
Transport (6.04%)
  America West Airlines, Inc.,
   Pass Thru Ctf Ser B 01-02-08 ................................................      6.930      A-         4,867          4,885,697
  Continental Airlines,
   Pass Thru Ctf Ser 96-C 04-15-15 .............................................      9.500      BBB        4,902          5,677,892
  Greater Beijing First Expressways Ltd.,
   Sr Note (China) 06-15-04 (R) (Y) ............................................      9.250      BB         4,080          3,651,600
  Humpuss Funding Corp.,
   Gtd Note 12-15-09 (R) .......................................................      7.720      Baa2       4,983          4,844,125
  MRS Logistica S.A.,
   Bond Ser B (Brazil) 08-15-05 (R) (Y) ........................................     10.625      B          3,870          3,570,075
  Northwest Airlines Inc.,
   Gtd Note 03-15-04 ...........................................................      8.375      BB-        2,260          2,331,190
   Pass Thru Ctf Ser 1996-1C 01-02-05 ..........................................     10.150      BB+        3,414          3,670,355
   Pass Thru Ctf Ser 1996-1D 01-02-15 ..........................................      8.970      BBB-       3,757          4,194,116
  NWA Trust,
   Sr Note Ser A 06-21-14 ......................................................      9.250      A2         5,450          6,388,379
  Rail Car Trust,
   Pass Thru Ser 1992-1 Class A 06-01-04 .......................................      7.750      AAA       15,085         15,796,324
  Scandinavian Airlines System,
   Deb (Multinational) 07-20-99 (Y) ............................................      9.125      A3         6,834          7,141,530
  Sea-Land Service, Inc.,
   Gtd Deb Ser A 01-02-11 ......................................................     10.600      BBB        5,000          5,291,700
   Gtd Deb Ser B 01-02-11 ......................................................     10.600      BBB        7,000          7,408,380
   Gtd Deb Ser C 01-02-11 ......................................................     10.600      BBB        6,000          6,350,040
  U.S. Air, Inc.,
   Pass Thru Ctf Ser 1989-A2 01-01-13 ..........................................      9.820      A-         3,100          3,425,500
   Pass Thru Ctf Ser 1990-A1 03-19-05 ..........................................     11.200      BB+        5,493          6,159,354
                                                                                                                      --------------
                                                                                                                          90,786,257
                                                                                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                    John Hancock Funds - Sovereign Bond Fund

                                                                                                        PAR  VALUE
                                                                                   INTEREST    CREDIT      (000s          MARKET
ISSUER, DESCRIPTION                                                                  RATE      RATING*    OMITTED)         VALUE
-------------------                                                                 ------     -------   ----------       ------
Utilities (13.35%)
  British Columbia Hydro and Power Auth.,
   Gtd Bond Ser FN (Canada) 09-01-13 (Y) .......................................     12.500%     AA        $6,175         $6,695,614
  British Telecom Finance, Inc.,
   Gtd Deb (United Kingdom) 02-15-19 (Y) .......................................      9.625      AAA        9,805         10,592,342
  BVPS II Funding Corp.,
   Collateralized Lease Bond 06-01-17 ..........................................      8.890      BB-        6,600          7,326,508
  Calpine Corp.,
   Sr Note 05-15-06 ............................................................     10.500      B+         4,650          4,987,125
   Sr Note 07-15-07 (R) ........................................................      8.750      BB-        1,725          1,737,938
  CE Casecnan Water & Energy Co., Inc.,
   Sr Note Ser A (Philippines) 11-15-05 (Y) ....................................     11.450      BB         4,100          4,223,000
  Cleveland Electric Illuminating Co. & Toledo Edison Co.,
   Sec Note Ser B 07-01-04 .....................................................      7.670      BB+        5,120          5,295,155
  Cleveland Electric Illuminating Co.,
   1st Mtg Ser B 05-15-05 ......................................................      9.500      BB+        9,705         10,678,217
   Sr Sec Note 11-01-17 (R) ....................................................      7.880      BB+        2,460          2,543,025
  EIP Funding-PNM,
   Sec Fac Bond 10-01-12 .......................................................     10.250      Ba2        9,352         10,793,611
  Enersis S.A.,
   Note (Cayman Islands) 12-01-16 (Y) ..........................................      7.400      A-         7,530          7,480,528
  Fideicomiso Petacalco Trust,
   Sr Sec Note (Mexico) 12-23-09 (R) (Y) .......................................     10.160      BB         4,190          4,190,000
  First PV Funding Corp.,
   Deb Ser 86A 01-15-14 ........................................................     10.300      BB-        2,123          2,317,424
   Deb Ser 86B 01-15-16 ........................................................     10.150      BB-        6,866          7,360,627
  GTE Corp.,
   Deb 11-01-20 ................................................................     10.250      A          6,875          7,760,294
  Hydro-Quebec,
   Gtd Bond (Canada) 02-01-21 (Y) ..............................................      9.400      A+         7,500          9,539,175
   Gtd Deb Ser IF (Canada) 02-01-03 (Y) ........................................      7.375      A+         7,185          7,466,652
   Gtd Deb Ser FU (Canada) 02-01-12 (Y) ........................................     11.750      A+         5,000          7,193,550
  Iberdrola International B.V.,
   Sr Note (Netherlands) 06-01-03 (R) (Y) ......................................      7.125      A          8,629          8,870,612
   Note 10-01-02 ...............................................................      7.500      AA-        8,000          8,382,480
  Long Island Lighting Co.,
   Deb 07-15-19 ................................................................      8.900      BB+        3,475          3,831,361
   Gen Ref Bond 05-01-21 .......................................................      9.750      BBB       11,585         11,826,663
   Gen Ref Mtg 07-01-24 ........................................................      9.625      BBB        8,660          8,896,158
  Midland Cogeneration Venture L.P.,
   Sec Deb Ser C-91 07-23-02 ...................................................     10.330      BB        10,820         11,813,155
  Midland Funding Corp. II,
   Deb Ser A 07-23-05 ..........................................................     11.750      B          3,000          3,586,590
   Deb Ser B 07-23-06 ..........................................................     13.250      B          1,900          2,429,511
  North Atlantic Energy Corp.,
   1st Mtg Ser A 06-01-02 ......................................................      9.050      B+         5,150          5,217,825

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                    John Hancock Funds - Sovereign Bond Fund

                                                                                                        PAR  VALUE
                                                                                   INTEREST    CREDIT      (000s          MARKET
ISSUER, DESCRIPTION                                                                  RATE      RATING*    OMITTED)         VALUE
-------------------                                                                 ------     -------   ----------       ------
Utilities (continued)
  Philippine Long Distance Telephone Co.,
   Note (Philippines) 03-06-07 (Y) .............................................      7.850%     BB+       $4,770         $4,088,186
  Puget Sound Energy Capital Trust I
   Cap Security 06-01-27 (R) ...................................................      8.231      Baa3       2,910          3,022,763
  System Energy Resources, Inc.,
   1st Mtg 08-01-01 ............................................................      7.710      BBB-       5,525          5,710,198
  Waterford 3 Funding Corp.,
   Sec Lease Obligation Bond 01-02-17 ..........................................      8.090      BBB-       4,755          4,897,793
                                                                                                                      --------------
                                                                                                                         200,754,080
                                                                                                                      --------------
                                                                                          TOTAL BONDS
                                                                                (Cost $1,416,657,498)     (95.87%)     1,441,119,110
                                                                                                           ------     --------------

SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (3.55%)
  Investment in a joint repurchase agreement
  transaction with Swiss Bank Corp., - Dated 11-28-97,
  Due 12-1-97 (secured by U.S. Treasury Note, 7.75%,
  Due 12-31-99 and U.S. Treasury Bonds,
  6.50% thru 11.25%, Due 2-15-15 thru 11-15-26) - Note A ......................       5.670%               53,385         53,385,000
                                                                                                                      --------------
Corporate Savings Account (0.00%)
  Investors Bank & Trust Company
  Daily Interest Savings Account
  Current Rate 4.950%..........................................................                                                  969
                                                                                                                      --------------
                                                                         TOTAL SHORT-TERM INVESTMENTS      (3.55%)        53,385,969
                                                                                                            -----     --------------
                                                                                    TOTAL INVESTMENTS     (99.42%)    $1,494,505,079
                                                                                                          =======     ==============

NOTES TO THE SCHEDULE OF INVESTMENTS

(A) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(Y) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar denominated.

(R) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $206,912,291 as of November 30, 1997.

* Credit Ratings are rated by Moody's Investor Services or John Hancock Advisers, Inc. where Standard and Poors ratings are not available.

+ A portion of these securities having an aggregate value of $12,153,013 or .81% of the Fund's net assets, have been purchased on a when issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its Custodian Bank to segregate assets with current values at least equal to the amounts of its when issued commitments. Accordingly, the market values of $4,829,686 of United States Treasury 8.875%, 08-15-17 and $8,027,820 of United States Treasury 9.125%, 05-15-18 have been segregated to the when issued commitments.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==========================NOTES TO FINANCIAL STATEMENTS========================

                    John Hancock Funds - Sovereign Bond Fund

(UNAUDITED)

NOTE A --
ACCOUNTING POLICIES

John Hancock Sovereign Bond Fund (the "Fund") is a diversified open-end investment management company, registered under the Investment Company Act of 1940. The investment objective of the Fund is to generate a high level of current income, consistent with prudent investment risk, through investment in a diversified portfolio of freely marketable debt securities.

    The Trustees have authorized the issuance of multiple classes of the Fund, designated as Class A and Class B. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemption, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under the terms of a distribution plan, have exclusive voting rights regarding such distribution plan.

    Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"),a wholly owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investment, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $29,796,705 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The carryforward expires as follows: May 31, 1999 -- $755,945, May 31, 2001 -- $10,107,031, May
31, 2002 -- $9,347,493, May 31, 2004-- $8,402,805 and May 31, 2005 --
$1,183,431. Expired capital loss carryforwards are reclassified to capital paid-in in the year of expiration.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities is recorded on the accrual basis.

    The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

DISCOUNT ON SECURITIES The Fund accretes discount from par value on securities from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated

==========================NOTES TO FINANCIAL STATEMENTS========================

                    John Hancock Funds - Sovereign Bond Fund

daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. These agreements enable the Fund to participate with other Funds managed by the Advisor in an unsecured line of credit with banks which permit borrowings up to $600 million, collectively. Interest is charged to each Fund, based on its borrowing, at a rate equal to 0.50% over the Fed Funds Rate. In addition, a commitment fee, at a rate of 0.075% per annum based on the average daily unused portion of the line of credit, is allocated among the participating Funds. The Fund had no borrowing activity for the year ended November 30, 1997.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial future contracts being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

    When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange.

    For Federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures transactions.

    There were no open positions in financial futures contracts.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS WITH
AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly fee to the Adviser for a continuous investment program equivalent on an annual basis to the sum of (a) 0.50% of the first $1,500,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $500,000,000, (c) 0.40% of the next $500,000,000 and (d) 0.35% of the Fund's average daily net asset value in excess of $2,500,000,000.

    The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended November 30, 1997, JH Funds received net sales charges of $711,879 with regard to sales of Class A shares. Out of this amount, $82,583 was retained and used for printing of prospectuses, advertising, sales literature and other purposes, and $175,925 was paid as sales commissions to unrelated broker-dealers and $453,371 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Distributors.

    Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used

==========================NOTES TO FINANCIAL STATEMENTS========================

                    John Hancock Funds - Sovereign Bond Fund

in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended November 30, 1997, contingent deferred sales charges received by JH Funds amounted to $148,784.

    In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets, to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of these payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

    The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

    The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

    Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are trustees and/or officers of the Adviser, and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At November 30, 1997, the Fund's investment to cover the deferred compensation had unrealized appreciation of $11,737.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of securities, other than obligations of the U.S. Government and its agencies and short-term securities, during the period ended November 30, 1997, aggregated $457,197,278 and $503,503,887, respectively. Purchases and proceeds from sales of obligations of the U.S. government and its agencies, during the period ended November 30, 1997, aggregated $651,122,382 and $584,337,252, respectively.

    The cost of investments owned at November 30, 1997 (excluding the corporate savings account) for federal income tax purposes was $1,740,042,498. Gross unrealized appreciation and depreciation of investments aggregated $44,078,447 and $19,616,835, respectively, resulting in net unrealized depreciation of $24,461,612.

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======================================NOTES=====================================

                    John Hancock Funds - Sovereign Bond Fund

======================================NOTES=====================================

                    John Hancock Funds - Sovereign Bond Fund

======================================NOTES=====================================

                    John Hancock Funds - Sovereign Bond Fund

================================================================================

                                                              ----------------
       JOHN HANCOCK FUNDS                                         Bulk Rate
       A Global Investment Management Firm                      U.S. Postage
                                                                    PAID
101 HUNTINGTON AVENUE, BOSTON, MA 02199-7603                    Randolph, MA
1-800-225-5291  1-800-554-6713 (TDD)                           Permit No. 75
INTERNET: www.jhancock.com/funds                              ----------------

[A 1/2" by 1/2" John Hancock Funds logo in upper left hand corner of the page. A box sectioned in quadrants with a triangle in upper left, a circle in upper right, a cube in lower left and a diamond in lower right. A tag line below reads: "A Global Investment Management Firm."]

--------------------------------------------------------------------------------

      This report is for the information of shareholders of the John Hancock Sovereign U.S. Government Income Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[A recycled logo in lower left hand corner with the caption "Printed on Recycled Paper."]

                                                                     210SA 11/97

                                                                            1/98